NET INVESTMENT IN DIRECT FINANCING LEASES (Schedule of Future Minimum Lease Payments) (Details) - Dec. 31, 2015 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
NET INVESTMENT IN DIRECT FINANCING LEASES [Abstract]
2016	$ 21,026	¥ 110,512
2017	10,246	92,059
2018	1,897	12,287
2019	1,144	7,409
2020	567	3,675
above 5 years	$ 1,828	¥ 11,841